Note 6 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31, 2023	December 31, 2024

Accrued payroll expenses	342,056	472,463
Accrued interest expense	877,635	981,293
Accrued general and administrative expenses	107,197	75,216
Accrued commissions	91,277	177,534
Other accrued expenses (1)	902,441	2,147,560
Total	2,320,606	3,854,066